[LETTERHEAD]

July 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Funds (the “Registrant”)
(1933 Act File No.: 033-02659) (1940 Act File No.: 811-04556)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 129 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission. The Amendment is being filed to add Class I2 shares to Transamerica Morgan Stanley Capital Growth, a separate series of the Registrant. The Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on September 30, 2011 pursuant to paragraph (a)(1) of Rule 485. No fees are required in connection with this filing.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan
Assistant Secretary

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